Investment securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment securities	Investment securities
Net Investment Income
Sirius Group's net investment income is comprised primarily of interest income along with associated amortization of premium and accretion of discount on Sirius Group's fixed maturity investments, dividend income from its equity investments, and interest income from its short-term investments.
Net investment income for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Fixed maturity investments	$41.8	$52.1	$53.2
Short-term investments	5.4	15.8	5.1
Equity securities	6.0	15.2	16.5
Other long-term investments	7.1	14.2	8.4
Interest on funds held under reinsurance treaties	(7.4)	—	(0.5)
Total investment income	52.9	97.3	82.7
Investment expenses	(17.5)	(12.6)	(11.3)
Net investment income	$35.4	$84.7	$71.4
Net Realized and Unrealized Investment Gains (Losses)
Net realized and unrealized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Gross realized gains	$234.6	$99.3	$42.3
Gross realized (losses)	(184.3)	(42.6)	(40.0)
Net realized gains (losses) on investments(1)	50.3	56.7	2.3
Net unrealized gains (losses) on investments(2)	3.5	80.6	(23.2)
Net realized and unrealized investment gains (losses) on investments	$53.8	$137.3	$(20.9)
(1)Includes $(21.9), $50.4 and $17.3 of realized gains (losses) due to foreign currency during 2020, 2019, and 2018, respectively.
(2)Includes $(97.9), $(5.7) and $35.7 of unrealized (losses) gains due to foreign currency during 2020, 2019, and 2018, respectively.
Net realized investment gains (losses)
Net realized investment gains (losses) for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Fixed maturity investments	$28.3	$33.7	$3.6
Equity securities	20.1	9.4	(6.4)
Short-term investments	(26.2)	14.8	—
Derivative instruments	9.9	(2.5)	—
Other long-term investments	18.2	1.3	5.1
Net realized investment gains (losses)	$50.3	$56.7	$2.3
Net unrealized investment gains (losses)
The following table summarizes the net unrealized investment gains (losses) and changes in fair value for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
Fixed maturity investments	$(52.4)	$24.1	$14.1
Equity securities	(31.0)	51.4	(51.1)
Short-term investments	(12.9)	(5.2)	—
Derivative instruments	1.4	(0.5)	—
Other long-term investments	98.4	10.8	13.8
Net unrealized investment gains (losses)	$3.5	$80.6	$(23.2)
The following table summarizes the amount of total gains (losses) included in earnings attributable to unrealized investment gains (losses) for Level 3 investments for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
Fixed maturity investments	$0.5	$—	$(6.1)
Equity securities	—	—	—
Other long-term investments	82.8	15.9	4.0
Total unrealized investment gains (losses) - Level 3 investments	$83.3	$15.9	$(2.1)
Investment Holdings
Fixed maturity investments
The cost or amortized cost, gross unrealized investment gains (losses), net foreign currency gains (losses) and fair value of Sirius Group's fixed maturity investments as of December 31, 2020 and 2019, were as follows:

	2020
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$701.1	$12.9	$(8.6)	$(21.7)	$683.7
Corporate debt securities	532.7	10.5	(0.2)	(22.6)	520.4
Residential mortgage-backed securities	356.0	14.0	(0.9)	(3.6)	365.5
U.S. government and government agency	147.0	0.5	(0.1)	(9.5)	137.9
Commercial mortgage-backed securities	121.5	3.2	(1.3)	(0.3)	123.1
Non-U.S. government and government agency	69.4	0.3	(0.2)	(2.0)	67.5
Preferred stocks	3.4	1.3	—	—	4.7
U.S. States, municipalities and political subdivision	1.2	—	—	—	1.2
Total fixed maturity investments	$1,932.3	$42.7	$(11.3)	$(59.7)	$1,904.0

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains (losses)	Fair value
Asset-backed securities	$489.4	$1.4	$(3.9)	$(0.1)	$486.8
Corporate debt securities	458.6	5.2	(1.2)	11.5	474.1
Residential mortgage-backed securities	426.2	10.5	(1.4)	3.6	438.9
U.S. government and government agency	111.5	0.7	(0.4)	(1.3)	110.5
Commercial mortgage-backed securities	88.5	0.9	(0.6)	0.2	89.0
Non-U.S. government and government agency	63.7	—	(0.7)	—	63.0
Preferred stocks	17.0	—	—	—	17.0
U.S. States, municipalities and political subdivision	1.7	—	—	—	1.7
Total fixed maturity investments	$1,656.6	$18.7	$(8.2)	$13.9	$1,681.0
The weighted average duration of Sirius Group's fixed income portfolio as of December 31, 2020 was approximately 1.0 year, including short-term investments, and approximately 1.6 years excluding short-term investments.
The cost or amortized cost and fair value of Sirius Group's fixed maturity investments as of December 31, 2020 and 2019 are presented below by contractual maturity. Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	2020		2019
(Millions)	Cost or amortized cost	Fair value	Cost or amortized cost	Fair value
Due in one year or less	$180.2	$179.6	$85.0	$88.4
Due after one year through five years	467.7	443.9	479.1	490.3
Due after five years through ten years	87.9	89.1	46.3	46.0
Due after ten years	14.5	14.4	25.1	24.6
Mortgage-backed and asset-backed securities	1,178.6	1,172.3	1,004.1	1,014.7
Preferred stocks	3.4	4.7	17.0	17.0
Total	$1,932.3	$1,904.0	$1,656.6	$1,681.0
The following table summarizes the ratings and fair value of fixed maturity investments held in Sirius Group's investment portfolio as of December 31, 2020 and 2019:

(Millions)	2020	2019
AAA	$792.8	$559.8
AA	669.4	724.3
A	220.2	219.0
BBB	127.0	95.8
Other	94.6	82.1
Total fixed maturity investments(1)	$1,904.0	$1,681.0
(1)Credit ratings are assigned based on the following hierarchy: 1) Standard & Poor's and 2) Moody's Investor Service.
As of December 31, 2020, the above totals included $37.3 million of sub-prime securities. Of this total, $19.9 million was rated AAA, $14.2 million rated AA, $3.2 million rated A, and $0.0 million classified as other. As of December 31, 2019, the above included $43.3 million of sub-prime securities. Of this total, $21.7 million was rated AAA, $18.4 million rated AA, $3.1 million rated A and $0.1 million classified as other.
Mortgage-backed, Asset-backed Securities
Sirius Group purchases commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS") and asset-backed securities with the goal of maximizing risk adjusted returns in the context of a diversified portfolio. Sirius Group considers sub-prime securities as those that have underlying loan pools that exhibit weak credit characteristics or those that are issued from dedicated sub-prime shelves or dedicated second-lien shelf registrations (i.e., Sirius Group considers investments backed primarily by second-liens to be sub-prime risks). Given the tranched nature of mortgage-backed and asset-backed securities, Sirius Group relies primarily on rating agency credit ratings (i.e., S&P and Moody's) to evaluate credit worthiness of these securities and to a lesser extent on credit scores such as FICO.
The following table summarizes the total mortgage and asset-backed securities held at fair value in Sirius Group's investment portfolio as of December 31, 2020 and 2019:

(Millions)	2020	2019
Mortgage-backed securities:
Agency:
Federal National Mortgage Association	$213.5	$235.9
Federal Home Loan Mortgage Corporation	131.4	165.0
Government National Mortgage Association	32.6	52.2
Total agency(1)	377.5	453.1
Non-agency:
Commercial	101.9	60.9
Residential	9.2	13.9
Total non-agency	111.1	74.8
Total mortgage-backed securities	488.6	527.9
Asset-backed securities:
Collateralized loan obligations	642.9	417.0
Vehicle receivables	23.4	32.9
Credit card receivables	3.2	5.7
Other	14.2	31.2
Total asset-backed securities	683.7	486.8
Total mortgage and asset-backed securities(2)	$1,172.3	$1,014.7
(1)Represents publicly traded mortgage-backed securities which carry the full faith and credit guaranty of the U.S. government (i.e., GNMA) or are guaranteed by a government-sponsored entity (i.e., FNMA, FHLMC).
(2)As of December 31, 2020 and 2019, all mortgage- and asset-backed securities held by Sirius Group were classified as Level 2 investments.
Equity securities and Other long-term investments
The cost or amortized cost, gross unrealized investment gains and losses, net foreign currency gains and losses, and fair values of Sirius Group's equity securities and other long-term investments as of December 31, 2020 and 2019, were as follows:

	2020
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$19.9	$1.0	$(9.9)	$(0.3)	$10.7
Other long-term investments	$316.3	$147.9	$(22.9)	$5.1	$446.4

	2019
(Millions)	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Net foreign currency gains	Fair value
Equity securities	$379.2	$55.6	$(37.3)	$7.7	$405.2
Other long-term investments	$315.4	$49.9	$(29.3)	$10.8	$346.8
Equity securities at fair value consisted of the following as of December 31, 2020 and 2019:

(Millions)	2020	2019
Fixed income mutual funds	$1.9	$175.3
Common stocks	8.8	228.1
Other equity securities	—	1.8
Total Equity securities	$10.7	$405.2
Other long-term investments at fair value consisted of the following as of December 31, 2020 and 2019:

(Millions)	2020	2019
Hedge funds and private equity funds	$275.6	$269.0
Limited liability companies and private equity securities	170.8	77.8
Total Other long-term investments	$446.4	$346.8
Hedge Funds and Private Equity Funds
Sirius Group holds investments in hedge funds and private equity funds, which are included in other long-term investments. The fair value of these investments has been estimated using the net asset value of the funds. As of December 31, 2020, Sirius Group held investments in 8 hedge funds and 20 private equity funds. The largest investment in a single fund was $67.6 million as of December 31, 2020 and $51.6 million as of December 31, 2019.
The following table summarizes investments in hedge funds and private equity interests by investment objective and sector as of December 31, 2020 and 2019:

	2020		2019
(Millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Hedge funds:
Long/short multi-sector	$30.9	$—	$53.0	$—
Distressed mortgage credit	67.6	—	51.6	—
Private credit	22.8	—	21.5	—
Other	1.2	—	1.4	—
Total hedge funds	122.5	—	127.5	—
Private equity funds:
Energy infrastructure & services	59.7	28.2	53.6	34.6
Multi-sector	14.2	6.5	8.7	7.8
Healthcare	30.1	5.6	25.9	10.4
Life settlement	20.1	—	23.9	—
Manufacturing/Industrial	24.8	—	27.6	3.9
Private equity secondaries	0.6	0.7	0.6	0.8
Real estate	—	—	—	—
Other	3.6	1.3	1.2	2.6
Total private equity funds	153.1	42.3	141.5	60.1
Total hedge and private equity funds included in Other long-term investments	$275.6	$42.3	$269.0	$60.1
Redemption of investments in certain hedge funds is subject to restrictions including lock-up periods where no redemptions or withdrawals are allowed, restrictions on redemption frequency and advance notice periods for redemptions. Amounts requested for redemptions remain subject to market fluctuations until the redemption effective date, which generally falls at the end of the defined redemption period.
The following summarizes the December 31, 2020 fair value of hedge funds subject to restrictions on redemption frequency and advance notice period requirements for investments in active hedge funds:

	Notice Period
Redemption Frequency (Millions)	30-59 days notice	60-89 days notice	90-119 days notice	120+ days notice	Total
Monthly	$—	$—	$—	$—	$—
Quarterly	0.6	30.9	67.6	—	99.1
Semi-annual	—	0.3	—	—	0.3
Annual	—	—	0.3	22.8	23.1
Total	$0.6	$31.2	$67.9	$22.8	$122.5
Certain of the hedge fund and private equity fund investments in which Sirius Group is invested are no longer active and are in the process of disposing of their underlying investments. Distributions from such funds are remitted to investors as the fund's underlying investments are liquidated. As of December 31, 2020, $6.3 million in distributions were outstanding from these investments.
Investments in private equity funds are generally subject to a "lock-up" period during which investors may not request a redemption. Distributions prior to the expected termination date of the fund may be limited to dividends or proceeds arising from the liquidation of the fund's underlying investments. In addition, certain private equity funds provide an option to extend the lock-up period at either the sole discretion of the fund manager or upon agreement between the fund and the investors.
As of December 31, 2020, investments in private equity funds were subject to lock-up periods as follows:

(Millions)	1 – 3 years	3 – 5 years	5 – 10 years	Total
Private Equity Funds – expected lock up period remaining	$56.4	$18.9	$77.8	$153.1
Investments Held on Deposit or as Collateral
As of December 31, 2020 and 2019, the fair value of investments that were required to be maintained in relation to various reinsurance agreements and deposits with certain insurance and regulatory agencies in order to maintain their insurance licenses was $1,362.4 million and $1,315.5 million, respectively. Of these amounts, the fair value of deposits with certain insurance and regulatory agencies totaled $132.8 million and $121.5 million as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, Sirius Group held $0.1 million of collateral in the form short-term investments associated with Interest Rate Cap agreements. (See Note 14.)
Unsettled investment purchases and sales
As of December 31, 2020 and 2019, Sirius Group reported $17.9 million and $2.3 million, respectively, in Accounts payable on unsettled investment purchases.
As of December 31, 2020 and 2019, Sirius Group reported $18.4 million and $6.7 million, respectively, in Accounts receivable on unsettled investment sales.